Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 672	$ 432
Restricted cash and cash equivalents		321	349
Accounts receivable
Customer accounts receivable		2,189	2,266
Customer allowance for credit losses		(320)	(334)
Customer accounts receivable, net		1,869	1,932
Other accounts receivable		1,068	1,117
Other allowance for credit losses		(72)	(71)
Other accounts receivable, net		996	1,046
Inventories, net
Fossil fuel and emission allowances		105	64
Materials and supplies		476	447
Regulatory assets, current		1,296	1,228
Currents assets of discontinued operations		7,835	6,841
Other		387	223
Total current assets		13,957	12,562
Accumulated depreciation and amortization		14,430	13,346
Property, plant and equipment, net		64,558	60,332
Deferred debits and other assets
Regulatory assets, noncurrent		8,224	8,759
Investments		250	238
Goodwill		6,630	6,630
Other		885	1,143
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		38,509	39,653
Total deferred debits and other assets		54,498	56,423
Total assets	[1]	133,013	129,317
Current liabilities
Short-term borrowings		1,248	1,191
Long-term debt due within one year		2,153	1,622
Accounts payable		2,379	2,309
Accrued expenses		1,137	1,230
Payables to affiliates, current		5	5
Regulatory liabilities, current		376	581
Mark-to-market derivative liabilities, current		18	33
Unamortized energy contract liabilities, current		89	93
Liabilities held for sale		7,940	4,923
Other		766	784
Total current liabilities		16,111	12,771
Long-term debt		30,749	29,527
Long-term debt to financing trusts		390	390
Deferred credits and other liabilities
Deferred income taxes and unamortized investment tax credits		10,611	9,592
Asset retirement obligations, noncurrent		271	246
Pension obligations		2,051	2,946
Non-pension postretirement benefits obligations		811	1,002
Regulatory liabilities, noncurrent		9,628	9,485
Mark-to-market derivative liabilities, noncurrent		201	268
Unamortized energy contract liabilities, noncurrent		146	235
Other		1,573	1,642
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent		25,676	26,345
Total deferred credits and other liabilities		50,968	51,761
Total liabilities	[1]	98,218	94,449
Commitments and contingencies
Shareholders’ equity
Common Stock, No Par Value		$ 0	$ 0
Common Stock, Shares Authorized		2,000,000,000	2,000,000,000
Common Stock, Shares, Outstanding		979,000,000	976,000,000
Common stock		$ 20,324	$ 19,373
Treasury Stock, Shares		2,000,000	2,000,000
Treasury stock, at cost		$ (123)	$ (123)
Retained earnings/Undistributed earnings (losses)		16,942	16,735
Accumulated other comprehensive loss, net		(2,750)	(3,400)
Total shareholders’ equity		34,393	32,585
Member’s equity
Noncontrolling interests		402	2,283
Total equity		34,795	34,868
Total liabilities and equity		133,013	129,317
Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member]
Deferred debits and other assets
Total assets			18
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Deferred credits and other liabilities
Total liabilities			26
Commonwealth Edison Co [Member]
Current assets
Cash and cash equivalents		131	83
Restricted cash and cash equivalents		210	279
Accounts receivable
Customer accounts receivable		647	656
Customer allowance for credit losses		(73)	(97)
Customer accounts receivable, net		574	559
Other accounts receivable		227	239
Other allowance for credit losses		(17)	(21)
Other accounts receivable, net		210	218
Receivables from affiliates, current		16	22
Inventories, net
Inventories, net		170	170
Regulatory assets, current		335	279
Other		76	49
Total current assets		1,722	1,659
Accumulated depreciation and amortization		6,099	5,672
Property, plant and equipment, net		25,995	24,557
Deferred debits and other assets
Regulatory assets, noncurrent		1,870	1,749
Investments		6	6
Goodwill		2,625	2,625
Receivable from affiliates, noncurrent		2,761	2,541
Prepaid pension asset		1,086	1,022
Other		405	307
Total deferred debits and other assets		8,753	8,250
Total assets		36,470	34,466
Current liabilities
Short-term borrowings		0	323
Long-term debt due within one year		0	350
Accounts payable		647	683
Accrued expenses		384	390
Payables to affiliates, current		121	96
Customer deposits		99	86
Regulatory liabilities, current		185	289
Mark-to-market derivative liabilities, current		18	33
Other		133	143
Total current liabilities		1,587	2,393
Long-term debt		9,773	8,633
Long-term debt to financing trusts		205	205
Deferred credits and other liabilities
Deferred income taxes and unamortized investment tax credits		4,685	4,341
Asset retirement obligations, noncurrent		144	126
Non-pension postretirement benefits obligations		169	173
Regulatory liabilities, noncurrent		6,759	6,403
Mark-to-market derivative liabilities, noncurrent		201	268
Other		592	595
Total deferred credits and other liabilities		12,550	11,906
Total liabilities		24,115	23,137
Commitments and contingencies
Shareholders’ equity
Common Stock, Par or Stated Value Per Share		$ 12.50	$ 12.50
Common Stock, Shares Authorized		250,000,000	250,000,000
Common Stock, Shares, Outstanding		127,000,000	127,000,000
Common stock		$ 1,588	$ 1,588
Other paid-in capital		9,076	8,285
Retained deficit unappropriated		(1,639)	(1,639)
Retained earnings appropriated		3,330	3,095
Total shareholders’ equity		12,355	11,329
Member’s equity
Total liabilities and equity		36,470	34,466
PECO Energy Co [Member]
Current assets
Cash and cash equivalents		36	19
Restricted cash and cash equivalents		8	7
Accounts receivable
Customer accounts receivable		489	511
Customer allowance for credit losses		(105)	(116)
Customer accounts receivable, net		384	395
Other accounts receivable		116	130
Other allowance for credit losses		(7)	(8)
Other accounts receivable, net		109	122
Receivables from affiliates, current		1	2
Inventories, net
Fossil fuel and emission allowances		51	33
Materials and supplies		45	38
Regulatory assets, current		48	25
Other		29	21
Total current assets		711	662
Accumulated depreciation and amortization		3,964	3,843
Property, plant and equipment, net		11,117	10,181
Deferred debits and other assets
Regulatory assets, noncurrent		943	776
Investments		34	30
Receivable from affiliates, noncurrent		597	475
Prepaid pension asset		386	375
Other		36	32
Total deferred debits and other assets		1,996	1,688
Total assets		13,824	12,531
Current liabilities
Long-term debt due within one year		350	300
Accounts payable		494	479
Accrued expenses		136	129
Payables to affiliates, current		70	50
Borrowings from Exelon/PHI intercompany money pool		0	40
Customer deposits		48	59
Regulatory liabilities, current		94	121
Other		35	30
Total current liabilities		1,227	1,208
Long-term debt		3,847	3,453
Long-term debt to financing trusts		184	184
Deferred credits and other liabilities
Deferred income taxes and unamortized investment tax credits		2,421	2,242
Asset retirement obligations, noncurrent		29	29
Non-pension postretirement benefits obligations		286	286
Regulatory liabilities, noncurrent		635	503
Other		83	93
Total deferred credits and other liabilities		3,454	3,153
Total liabilities		8,712	7,998
Commitments and contingencies
Shareholders’ equity
Common Stock, No Par Value		$ 0	$ 0
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Shares, Outstanding		170,000,000	170,000,000
Common stock		$ 3,428	$ 3,014
Retained earnings/Undistributed earnings (losses)		1,684	1,519
Total shareholders’ equity		5,112	4,533
Member’s equity
Total liabilities and equity		13,824	12,531
Baltimore Gas and Electric Company [Member]
Current assets
Cash and cash equivalents		51	144
Restricted cash and cash equivalents		4	1
Accounts receivable
Customer accounts receivable		436	487
Customer allowance for credit losses		(38)	(35)
Customer accounts receivable, net		398	452
Other accounts receivable		124	117
Other allowance for credit losses		(9)	(9)
Other accounts receivable, net		115	108
Receivables from affiliates, current		1	3
Inventories, net
Fossil fuel and emission allowances		42	25
Materials and supplies		53	41
Prepaid utility taxes		49	0
Regulatory assets, current		215	168
Other		8	6
Total current assets		936	948
Accumulated depreciation and amortization		4,299	4,034
Property, plant and equipment, net		10,577	9,872
Deferred debits and other assets
Regulatory assets, noncurrent		477	481
Investments		14	10
Prepaid pension asset		276	270
Other		44	69
Total deferred debits and other assets		811	830
Total assets		12,324	11,650
Current liabilities
Short-term borrowings		130	0
Long-term debt due within one year		250	300
Accounts payable		349	346
Accrued expenses		176	205
Payables to affiliates, current		48	61
Customer deposits		97	110
Regulatory liabilities, current		26	30
Other		48	91
Total current liabilities		1,124	1,143
Long-term debt		3,711	3,364
Deferred credits and other liabilities
Deferred income taxes and unamortized investment tax credits		1,686	1,521
Asset retirement obligations, noncurrent		26	23
Non-pension postretirement benefits obligations		175	189
Regulatory liabilities, noncurrent		934	1,109
Other		98	104
Total deferred credits and other liabilities		2,919	2,946
Total liabilities		7,754	7,453
Commitments and contingencies
Shareholders’ equity
Common Stock, No Par Value		$ 0	$ 0
Common Stock, Shares Authorized		1,500	1,500
Common Stock, Shares, Outstanding		1,000	1,000
Common stock	[2]	$ 2,575	$ 2,318
Retained earnings/Undistributed earnings (losses)		1,995	1,879
Total shareholders’ equity		4,570	4,197
Member’s equity
Total liabilities and equity		12,324	11,650
Pepco Holdings LLC [Member]
Current assets
Cash and cash equivalents		136	111
Restricted cash and cash equivalents		77	39
Accounts receivable
Customer accounts receivable		616	611
Customer allowance for credit losses		(104)	(86)
Customer accounts receivable, net		512	525
Other accounts receivable		283	260
Other allowance for credit losses		(39)	(33)
Other accounts receivable, net		244	227
Receivables from affiliates, current		2	8
Inventories, net
Fossil fuel and emission allowances		11	6
Materials and supplies		209	198
Regulatory assets, current		432	440
Other		69	45
Total current assets		1,692	1,599
Accumulated depreciation and amortization		2,108	1,811
Property, plant and equipment, net		16,498	15,377
Deferred debits and other assets
Regulatory assets, noncurrent		1,794	1,933
Investments		145	140
Goodwill		4,005	4,005
Prepaid pension asset		344	365
Deferred income taxes		8	10
Other		258	307
Total deferred debits and other assets		6,554	6,760
Total assets	[3]	24,744	23,736
Current liabilities
Short-term borrowings		468	368
Long-term debt due within one year		399	347
Accounts payable		578	539
Accrued expenses		281	299
Payables to affiliates, current		104	104
Borrowings from Exelon/PHI intercompany money pool		7	21
Customer deposits		81	106
Regulatory liabilities, current		68	137
Unamortized energy contract liabilities, current		89	92
Other		171	141
Total current liabilities		2,246	2,154
Long-term debt		7,148	6,659
Deferred credits and other liabilities
Deferred income taxes and unamortized investment tax credits		2,675	2,439
Asset retirement obligations, noncurrent		70	59
Non-pension postretirement benefits obligations		66	86
Regulatory liabilities, noncurrent		1,238	1,438
Unamortized energy contract liabilities, noncurrent		146	235
Other		570	622
Total deferred credits and other liabilities		4,765	4,879
Total liabilities	[3]	14,159	13,692
Commitments and contingencies
Shareholders’ equity
Retained earnings/Undistributed earnings (losses)		(210)	(68)
Member’s equity
Membership interest		10,795	10,112
Total member’s equity		10,585	10,044
Total equity		10,585	10,044
Total liabilities and equity		24,744	23,736
Pepco Holdings LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Restricted cash and cash equivalents			3
Inventories, net
Other			5
Total current assets			8
Deferred debits and other assets
Other			10
Total assets			18
Current liabilities
Long-term debt due within one year			26
Total current liabilities			26
Deferred credits and other liabilities
Total liabilities			26
Pepco Holdings LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member]
Deferred debits and other assets
Total assets		0	18
Pepco Holdings LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Deferred credits and other liabilities
Total liabilities		0	26
Potomac Electric Power Company [Member]
Current assets
Cash and cash equivalents		34	30
Restricted cash and cash equivalents		34	35
Accounts receivable
Customer accounts receivable		277	279
Customer allowance for credit losses		(37)	(32)
Customer accounts receivable, net		240	247
Other accounts receivable		160	131
Other allowance for credit losses		(16)	(13)
Other accounts receivable, net		144	118
Receivables from affiliates, current		0	2
Inventories, net
Inventories, net		119	111
Regulatory assets, current		213	214
Other		25	13
Total current assets		809	770
Accumulated depreciation and amortization		3,875	3,697
Property, plant and equipment, net		8,104	7,456
Deferred debits and other assets
Regulatory assets, noncurrent		532	570
Investments		120	115
Prepaid pension asset		279	284
Other		59	69
Total deferred debits and other assets		990	1,038
Total assets		9,903	9,264
Current liabilities
Short-term borrowings		175	35
Long-term debt due within one year		313	3
Accounts payable		272	226
Accrued expenses		160	164
Payables to affiliates, current		59	55
Customer deposits		35	51
Regulatory liabilities, current		14	46
Merger related obligation		27	33
Other		55	61
Total current liabilities		1,110	674
Long-term debt		3,132	3,162
Deferred credits and other liabilities
Deferred income taxes and unamortized investment tax credits		1,275	1,189
Asset retirement obligations, noncurrent		45	39
Non-pension postretirement benefits obligations		3	13
Regulatory liabilities, noncurrent		549	644
Other		314	340
Total deferred credits and other liabilities		2,186	2,225
Total liabilities		6,428	6,061
Commitments and contingencies
Shareholders’ equity
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Common Stock, Shares Authorized		200,000,000	200,000,000
Common Stock, Shares, Outstanding		100	100
Common stock	[4]	$ 2,302	$ 2,058
Retained earnings/Undistributed earnings (losses)		1,173	1,145
Total shareholders’ equity		3,475	3,203
Member’s equity
Total liabilities and equity		9,903	9,264
Delmarva Power & Light Company [Member]
Current assets
Cash and cash equivalents		28	15
Restricted cash and cash equivalents		43	0
Accounts receivable
Customer accounts receivable		149	176
Customer allowance for credit losses		(18)	(22)
Customer accounts receivable, net		131	154
Other accounts receivable		58	68
Other allowance for credit losses		(8)	(9)
Other accounts receivable, net		50	59
Receivables from affiliates, current		1	1
Inventories, net
Fossil fuel and emission allowances		11	6
Materials and supplies		54	51
Prepaid utility taxes		20	11
Regulatory assets, current		68	58
Other		16	13
Total current assets		422	368
Accumulated depreciation and amortization		1,635	1,533
Property, plant and equipment, net		4,560	4,314
Deferred debits and other assets
Regulatory assets, noncurrent		212	222
Prepaid pension asset		157	162
Other		61	74
Total deferred debits and other assets		430	458
Total assets		5,412	5,140
Current liabilities
Short-term borrowings		149	146
Long-term debt due within one year		83	82
Accounts payable		131	126
Accrued expenses		40	46
Payables to affiliates, current		33	36
Customer deposits		28	32
Regulatory liabilities, current		25	47
Other		59	20
Total current liabilities		548	535
Long-term debt		1,727	1,595
Deferred credits and other liabilities
Deferred income taxes and unamortized investment tax credits		803	715
Asset retirement obligations, noncurrent		16	14
Non-pension postretirement benefits obligations		11	15
Regulatory liabilities, noncurrent		441	493
Other		89	97
Total deferred credits and other liabilities		1,360	1,334
Total liabilities		3,635	3,464
Commitments and contingencies
Shareholders’ equity
Common Stock, Par or Stated Value Per Share		$ 2.25	$ 2.25
Common Stock, Shares Authorized		1,000	1,000
Common Stock, Shares, Outstanding		1,000	1,000
Common stock	[5]	$ 1,209	$ 1,089
Retained earnings/Undistributed earnings (losses)		568	587
Total shareholders’ equity		1,777	1,676
Member’s equity
Total liabilities and equity		5,412	5,140
Atlantic City Electric Company [Member]
Current assets
Cash and cash equivalents		29	17
Restricted cash and cash equivalents		0	3
Accounts receivable
Customer accounts receivable		190	156
Customer allowance for credit losses		(49)	(32)
Customer accounts receivable, net		141	124
Other accounts receivable		76	72
Other allowance for credit losses		(15)	(11)
Other accounts receivable, net		61	61
Receivables from affiliates, current		2	6
Inventories, net
Inventories, net		36	37
Regulatory assets, current		61	75
Other		3	3
Total current assets		333	326
Accumulated depreciation and amortization		1,420	1,303
Property, plant and equipment, net		3,729	3,475
Deferred debits and other assets
Regulatory assets, noncurrent		430	395
Prepaid pension asset		27	40
Other		37	50
Total deferred debits and other assets		494	485
Total assets	[6]	4,556	4,286
Current liabilities
Short-term borrowings		144	187
Long-term debt due within one year		3	261
Accounts payable		165	177
Accrued expenses		44	46
Payables to affiliates, current		31	31
Customer deposits		18	23
Regulatory liabilities, current		28	44
Other		12	11
Total current liabilities		445	780
Long-term debt		1,579	1,152
Deferred credits and other liabilities
Deferred income taxes and unamortized investment tax credits		679	624
Non-pension postretirement benefits obligations		12	17
Regulatory liabilities, noncurrent		224	274
Other		49	48
Total deferred credits and other liabilities		964	963
Total liabilities	[6]	2,988	2,895
Commitments and contingencies
Shareholders’ equity
Common Stock, Par or Stated Value Per Share		$ 3	$ 3
Common Stock, Shares Authorized		25,000,000	25,000,000
Common Stock, Shares, Outstanding		9,000,000	9,000,000
Common stock		$ 1,590	$ 1,271
Retained earnings/Undistributed earnings (losses)		(22)	120
Total shareholders’ equity		1,568	1,391
Member’s equity
Total liabilities and equity		4,556	4,286
Atlantic City Electric Company [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Restricted cash and cash equivalents			3
Inventories, net
Other			0
Total current assets			3
Deferred debits and other assets
Other			10
Total assets			13
Current liabilities
Long-term debt due within one year			21
Total current liabilities			21
Deferred credits and other liabilities
Total liabilities			21
Atlantic City Electric Company [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member]
Deferred debits and other assets
Total assets		0	13
Atlantic City Electric Company [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Deferred credits and other liabilities
Total liabilities		$ 0	$ 21

[1]	Exelon’s consolidated assets include $18 million as of December 31, 2020, of certain VIEs that can only be used to settle the liabilities of the VIE. Exelon’s consolidated liabilities include $26 million as of December 31, 2020, of certain VIEs for which the VIE creditors do not have recourse to Exelon. See Note 21–Variable Interest Entities for additional information.
[2]	In millions, shares round to zero. Number of shares is 1,500 authorized and 1,000 outstanding as of December 31, 2021 and 2020.
[3]	PHI’s consolidated total assets include $0 million and $18 million as of December 31, 2021 and 2020, respectively, of PHI's consolidated VIE that can only be used to settle the liabilities of the VIE. PHI’s consolidated total liabilities include $0 million and $26 million as of December 31, 2021 and 2020, respectively, of PHI's consolidated VIE for which the VIE creditors do not have recourse to PHI. See Note 21 - Variable Interest Entities for additional information.
[4]	In millions, shares round to zero. Number of shares is 100 outstanding as of December 31, 2021 and 2020.
[5]	In millions, shares round to zero. Number of shares is 1,000 authorized and 1,000 outstanding as of December 31, 2021 and 2020.
[6]	ACE’s consolidated assets include $0 million and $13 million as of December 31, 2021 and 2020, respectively, of ACE’s consolidated VIE that can only be used to settle the liabilities of the VIE. ACE’s consolidated liabilities include $0 million and $21 million as of December 31, 2021 and 2020, respectively, of ACE’s consolidated VIE for which the VIE creditors do not have recourse to ACE. See Note 21 - Variable Interest Entities for additional information.